Trade and Other Payables, Financial Liabilities, and Other Non-Financial Liabilities - Trade and Other Payables (Details) € in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Current
Trade payables		€ 952	€ 1,015
Advance payments received		58	145
Miscellaneous other liabilities		141	120
Trade and other payables	$ 1,383	1,151	1,281
Non-Current
Trade payables		0	0
Advance payments received		0	0
Miscellaneous other liabilities		119	127
Trade and other payables	$ 143	119	127
Total
Trade payables		952	1,015
Advance payments received		58	145
Miscellaneous other liabilities		260	247
Trade and other payables		€ 1,270	€ 1,407